Finance income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Bank interest received	$ 0.2	$ 0.2	$ 0.2
Other interest received	0.3	0.3	0.3
Foreign exchange gains on financing activities	0.0	0.7	0.0
Total finance income	$ 0.5	$ 1.2	$ 0.5